Share-based payments - Additional Information (Details)	1 Months Ended				12 Months Ended
	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of impact of increasing share price					10.00%
Percentage of impact of decreasing share price					10.00%
Percentage of impact of increasing expected volatility					2.00%
Percentage of impact of decreasing expected volatility					2.00%
Impact of increasing expected term					6 months
Impact of decreasing expected term					6 months
Share-based payments expense | $					$ 35,466,000	$ 23,632,000	$ 1,014,000
Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted					8,024,889
Number of warrants, granted					8,024,889	1,832,777
Grant date fair value, Granted | $					$ 3,070.00	$ 14,780
Restricted Stock Units | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested					542,922
Restricted Stock Units | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested					542,922
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted					9,651,313	7,002,430
Number of share options vested					2,334,105
Number of employees stock option ,Expired					(66,174)
Percentage of impact of increasing share price	10.00%	10.00%	10.00%	10.00%
Percentage of impact of decreasing share price	10.00%	10.00%	10.00%	10.00%
Percentage of impact of increasing expected volatility	2.00%	2.00%	2.00%	2.00%
Percentage of impact of decreasing expected volatility	2.00%	2.00%	2.00%	2.00%
Impact of increasing expected term	6 months	6 months	6 months	6 months
Impact of decreasing expected term	6 months	6 months	6 months	6 months
Employee Stock Options | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $						$ 6,240
Employee Stock Options | May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 1,490
Employee Stock Options | November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $					$ 860
Employee Stock Options | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value | $						$ 3,670
Employees | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise term					first three anniversaries
Board of Directors | Restricted Stock Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted					841,514
Board of Directors | Restricted Stock Units | May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested					32,940
Board of Directors | Restricted Stock Units | November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options vested					32,940
Board of Directors | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted					7,113,813
Number of share options vested					1,901,936
Exercise term					five years after vesting, corresponding to a total term of six, seven and eight years for the respective installment.
2021 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted						69,496,515
Number of warrants, granted						69,496,515